NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed statements of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows related to operations
Net income	$ 580.7	$ 651.2	$ 701.4
Depreciation and amortization	784.7	804.1	751.2
Loss on valuation and translation of financial instruments	0.5	1.3	0.8
Amortization of financing costs	7.9	8.0	7.9
Loss on debt refinancing	80.9
Deferred income taxes	(59.8)	5.5	108.5
Other	0.7	(0.7)	(0.6)
Net change in non-cash balances related to operations	(183.2)	51.4	(237.4)
Cash flows related to investing activities
Proceeds from disposal of subsidiaries		0.2	260.7
Acquisition of tax deductions from the parent corporation	(1.8)	(10.0)	(14.9)
Other	(74.8)	(16.7)	(30.3)
Cash flows related to financing activities
Net change in bank indebtedness	(1.7)	(27.1)	4.5
Net change under revolving facilities, net of financing fees	269.8	(116.1)	(595.6)
Net change in advance from the parent corporation	4.7	16.9
Repayment of long-term debt	(1,564.0)		(487.3)
Repayment of lease liabilities	(44.0)	(44.6)	(41.9)
Settlement of hedging contracts	183.6	(1.6)	90.0
Cash and cash equivalents at beginning of the year	137.3	14.0	21.0
Cash and cash equivalents at end of the year	65.1	137.3	14.0
Parent Company
Cash flows related to operations
Net income	1,169.6	537.3	454.1
Depreciation and amortization	5.8	5.8	5.8
Loss on valuation and translation of financial instruments		0.2	0.2
Amortization of financing costs	1.7	2.1	2.6
Loss on debt refinancing	40.9
Deferred income taxes	(9.8)	10.4	39.4
Other	0.8	(0.1)	2.2
Net change in non-cash balances related to operations	(19.7)	60.9	(31.2)
Cash flows provided by operations	1,189.3	616.6	473.1
Cash flows related to investing activities
Proceeds from disposal of subsidiaries			260.7
Net change in investments in subsidiaries	(97.8)	(94.2)	(46.4)
Acquisition of tax deductions from the parent corporation	(1.8)	(10.0)	(14.9)
Other	4.1	(4.2)	(7.3)
Cash flows provided by (used in) investing activities	(95.5)	(108.4)	192.1
Cash flows related to financing activities
Net change in bank indebtedness		(15.8)	10.2
Net change under revolving facilities, net of financing fees		(9.0)	8.6
Net change in advance from the parent corporation	4.7	16.9
Repayment of long-term debt	(539.7)		(434.3)
Repayment of lease liabilities	(1.4)	(1.5)	(1.2)
Settlement of hedging contracts	(1.6)	(1.6)	90.0
Dividends and reduction of paid-up capital	(565.0)	(1,186.1)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries	(1,841.0)	920.0	(241.7)
Net change in convertible obligations, subordinated loans and notes receivable - subsidiaries	1,841.0	(920.8)	139.3
Net change in loans to the parent corporation		701.1	(105.0)
Net change in advances to or from subsidiaries	(4.7)	45.5	(24.3)
Cash flows used in financing activities	(1,107.7)	(451.3)	(658.4)
Net change in cash and cash equivalents	(13.9)	56.9	6.8
Cash and cash equivalents at beginning of the year	63.7	6.8
Cash and cash equivalents at end of the year	$ 49.8	$ 63.7	$ 6.8